Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of income tax expense recognized in the consolidated statement of profit or loss
The major components of income tax expense recognized in the consolidated statement of profit or loss for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in €‘000)	2022	2021	2020
Current income tax expense
Current income tax expense for the year	(1,058)	(200)	(33)
Adjustments in respect of current income tax of previous years	(64)	—	—
Total current tax expense	(1,122)	(200)	(33)
Deferred tax expense
Origination and reversal of temporary differences and tax losses	16,950	—	—
(De)recognition of deferred tax assets	(16,464)	(152)	722
Total deferred tax expense	486	(152)	722
Income tax expense	(636)	(352)	689

Summary of reconciliation of effective tax rate
The following table provides a reconciliation of the statutory income tax rate with the average effective income tax rate in the consolidated statement of profit or loss for the years ended December 31, 2022, 2021 and 2020:

	2022		2021		2020
	(in €‘000)	%	(in €‘000)	%	(in €‘000)	%
Effective tax reconciliation
Loss before income tax	(304,656)		(319,320)		(43,945)
Income tax expense at statutory tax rate	78,601	(25.8)	79,830	(25.0)	10,986	(25.0)
Adjustments to arrive at the effective tax rate:
Impact of different tax rates of local jurisdictions	165	(0.1)	—	—	(39)	0.1
Non-taxable income	7,987	(2.6)	—	—	—	—
Non-deductible expenses	(68,372)	22.4	(74,033)	23.2	(1,784)	4.1
Temporary differences for which no deferred tax is recognized	(2,412)	0.8	(5,997)	1.9	(9,196)	20.8
Adjustments previous year	(64)	—	—	—	—	—
(De)recognition of previously (un)recognized deferred tax assets	(16,464)	5.4	(152)	—	722	(1.6)
Other	(77)	—	—	—	—	—
Effective tax (rate)	(636)	0.2	(352)	0.1	689	(1.6)

Summary of deferred tax assets and liabilities
Deferred tax assets and liabilities

(in €‘000)	2022	2021
Deferred tax assets	570	4,573
Deferred tax liabilities	—	(3,851)
Balance at January 1	570	722
Movements in deferred tax
Recognition of losses	(87)	(859)
Acquisitions / Divestments	(3,043)	—
Movements of temporary differences	899	974
Recognition of tax credits	—	(267)
Balance at December 31	(1,661)	570
Deferred tax assets	523	570
Deferred tax liabilities	(2,184)	—
Balance at December 31	(1,661)	570

Summary of movements of temporary differences
The following table provides an overview of the movements of temporary differences during the years ended December 31, 2022 and 2021 and where those movements have been recorded: the consolidated statement of profit or loss (“profit or loss”) or directly in equity.

			Recognized in
(in €‘000)	Net balance January 1	Acquisitions / divestments	Profit or loss	Equity	Net balance December 31	DTA	DTL
Movements in 2021
Property, plant and equipment	880	—	(599)	—	281	928	(647)
Intangible assets	(73)	—	73	—	—	—	—
Right-of-use assets	(3,459)	—	(4,010)	—	(7,469)	—	(7,469)
Trade and other receivables	—	—	—	—	—	—	—
Inventories	—	—	—	—	—	—	—
Non-current lease liabilities	1,719	—	3,107	—	4,826	4,826	—
Current lease liabilities	482	—	1,224	—	1,706	1,706	—
Provisions	(63)	—	63	—	—	—	—
Trade and other payables	(49)	—	610	—	561	561	—
Net operating losses	859	—	(194)	—	665	665	—
Interest carry forward	426	—	(426)	—	—	—	—
Total	722	—	(152)	—	570	8,686	(8,116)

Set-off of deferred tax balances pursuant to set-off provisions*						(8,116)	8,116
Net deferred tax balances at December 31, 2021						570	—

Movements in 2022
Property, plant and equipment	281	—	245	—	526	981	(455)
Intangible assets	—	(2,242)	460	—	(1,782)	—	(1,782)
Right-of-use assets	(7,469)	(484)	(4,132)	—	(12,085)	—	(12,085)
Trade and other receivables	—	396	53	—	449	449	—
Inventories	—	—	—	—	—	—	—
Non-current lease liabilities	4,826	441	4,048	—	9,315	9,315	—
Current lease liabilities	1,706	43	85	—	1,834	1,834	—
Provisions	—	101	8	(2)	107	107	—
Trade and other payables	561	—	(193)	—	368	374	(6)
Investments in equity securities	—	(1,298)	—	328	(970)	—	(970)
Net operating losses	665	—	(88)	—	577	577	—
Interest carry forward	—	—	—	—	—	—	—
Total	570	(3,043)	486	326	(1,661)	13,637	(15,298)

Set-off of deferred tax balances pursuant to set-off provisions*						(13,114)	13,114
Net deferred tax balances at December 31, 2022						523	(2,184)
* Allego N.V. and its wholly-owned Dutch subsidiaries have applied the tax consolidation legislation, which means that these entities are taxed as a single entity. As a consequence, the deferred tax assets and deferred tax liabilities of these entities have been offset in the consolidated financial statements.
Summary of unrecognized deferred tax assets
Unrecognized deferred tax assets

(in €‘000)	December 31, 2022	December 31, 2021
Tax losses	197,171	132,498
Deductible temporary differences	17,679	—
Tax credits	—	—
Interest carry forward	36,612	16,986
Total	251,462	149,484
Potential tax benefit	65,832	40,313